Taxes on Income (Schedule of Income Before Income Taxes and Income Taxes Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income before income taxes:
Israel	$ 3,569		$ 7,598		$ 10,473
Foreign Jurisdiction	3,067		211		701
Income before taxes on income	6,636		7,809		11,174
Current taxes:
Israel	1,388		1,155		2,162
Foreign Jurisdiction	547		63		30
Current taxes	1,935		1,218		2,192
Tax expense (benefit) in respect to previous years:
Israel	(565)		(660)
Foreign Jurisdiction	5		51
Tax expense (benefit) in respect to previous years	(560)		(609)
Deferred taxes:
Israel	225		689		421
Foreign Jurisdiction	(19)		(11)		271
Deferred taxes	206		678		692
Income tax expense	$ 1,581	[1]	$ 1,287	[1]	$ 2,884	[1]

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US ,UK, Luxembourg and Cyprus subsidiaries that are calculated based on relevant local tax laws.